CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Profit or loss [abstract]
Service revenue	$ 8,526	$ 9,105		$ 8,553
Sale of equipment and accessories	427	244		184
Other revenue	133	125		148
Total operating revenue	9,086	9,474		8,885
Service costs	(1,701)	(1,879)		(1,769)
Cost of equipment and accessories	(415)	(260)		(216)
Selling, general and administrative expenses	(3,697)	(3,748)		(3,668)
Depreciation	(1,339)	(1,491)		(1,439)
Amortization	(495)	(537)		(497)
Impairment (loss) / reversal	(858)	(66)		(192)
Gain / (loss) on disposal of non-current assets	(57)	(26)		(20)
Gain / (loss) on disposal of subsidiaries	30	0		0
Total operating expenses	(8,532)	(8,007)		(7,801)
Operating profit	554	1,467		1,084
Finance costs	(816)	(935)		(830)
Finance income	67	95		69
Other non-operating gain / (loss), net	(68)	(97)		(82)
Share of profit / (loss) of joint ventures and associates	0	(22)		(11)
Impairment of joint ventures and associates	0	(110)		(99)
Net foreign exchange gain / (loss)	15	(70)	[2]	157	[2]
Profit / (loss) before tax from continuing operations	(248)	328	[2]	288	[2]
Income tax expense	(369)	(472)		(635)
Profit / (loss) for the period from continuing operations	(617)	(144)		(347)
Profit / (loss) after tax from discontinued operations	(300)	(390)		979
Gain / (loss) on disposal of discontinued operations	1,279	0		1,788
Profit for the period from discontinued operations	979	(390)		2,767
Profit / (loss) for the period	362	(534)	[3],[4]	2,420	[3]
The owners of the parent (continuing operations)	(397)	(115)		(439)
The owners of the parent (discontinued operations)	979	(390)		2,767
Non-controlling interest	$ (220)	$ (29)		$ 92
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
From continuing operations (in dollars per share)	$ (0.23)	$ (0.07)		$ (0.25)
From discontinued operations (in dollars per share)	0.56	(0.22)		1.58
Total (in dollars per share)	$ 0.33	$ (0.29)		$ 1.33

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[4]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).